INCOME TAXES - Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	$ (1,400)	$ (1,424)
Net Income	(171)	(102)
Other Comprehensive Income	(121)	(68)	$ (60)
Other	66	194
Acquisitions/Dispositions	40	0
Net deferred income tax liabilities, ending balance	(1,586)	(1,400)	(1,424)
Deferred tax assets related to non-capital losses and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	34	31
Net Income	9	2
Other Comprehensive Income	0	0
Other	0	1
Acquisitions/Dispositions	0	0
Net deferred income tax liabilities, ending balance	43	34	31
Deferred tax liabilities related to differences in tax and book basis, net
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	(1,434)	(1,455)
Net Income	(180)	(104)
Other Comprehensive Income	(121)	(68)
Other	66	193
Acquisitions/Dispositions	40	0
Net deferred income tax liabilities, ending balance	$ (1,629)	$ (1,434)	$ (1,455)